Income taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Flight equipment	$ 7,895	$ 10,924
Other intangibles	66,707	72,702
Deferred losses on sale of assets	3,891	8,137
Operating loss and tax credit carryforwards	1,552,840	1,821,502
Other	(9,723)	(17,388)
Total deferred tax assets	1,641,056	1,930,653
Valuation allowance	(47,508)	(55,956)
Deferred tax assets, net of valuation allowance	1,593,548	1,874,697
Deferred tax liabilities
Flight equipment	(4,557,963)	(4,350,398)
Other intangibles	(14,724)	(17,458)
Other	(14,149)	(13,711)
Total deferred tax liabilities	(4,586,836)	(4,381,567)
Total net deferred tax (liabilities) assets	(2,993,288)	(2,506,870)
Ireland
Deferred tax assets
Flight equipment	7,103	7,285
Other intangibles	0	0
Deferred losses on sale of assets	0	0
Operating loss and tax credit carryforwards	1,429,696	1,713,394
Other	(619)	(1,332)
Total deferred tax assets	1,437,418	1,722,011
Valuation allowance	(24,030)	(33,601)
Deferred tax assets, net of valuation allowance	1,413,388	1,688,410
Deferred tax liabilities
Flight equipment	(4,454,453)	(4,264,191)
Other intangibles	(14,724)	(17,458)
Other	(8,288)	(6,421)
Total deferred tax liabilities	(4,477,465)	(4,288,070)
Total net deferred tax (liabilities) assets	(3,064,077)	(2,599,660)
Foreign jurisdictions:
Deferred tax assets
Flight equipment	792	3,639
Other intangibles	66,707	72,702
Deferred losses on sale of assets	3,891	8,137
Operating loss and tax credit carryforwards	123,144	108,108
Other	(9,104)	(16,056)
Total deferred tax assets	203,638	208,642
Valuation allowance	(23,478)	(22,355)
Deferred tax assets, net of valuation allowance	180,160	186,287
Deferred tax liabilities
Flight equipment	(103,510)	(86,207)
Other intangibles	0	0
Other	(5,861)	(7,290)
Total deferred tax liabilities	(109,371)	(93,497)
Total net deferred tax (liabilities) assets	$ 70,789	$ 92,790